Loans Principal, Interest and Financing Service Fee Receivables (Details) - Schedule of allowances for loans principal, interest and financing service fee receivables - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans principal, interest and financing service fee receivables	¥ 9,412,717,366	¥ 9,051,220,291
Individually assessed	(61,479,897)	(71,998,321)
Collectively assessed	(914,370,954)	(535,967,177)
Subtotal	(975,850,851)	(607,965,498)
Net loans principal, interest and financing service fee receivables	8,436,866,515	8,443,254,793
First Lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans principal, interest and financing service fee receivables	3,514,373,477	3,877,185,065
Individually assessed	(32,968,722)	(27,176,553)
Collectively assessed	(357,239,452)	(222,034,413)
Subtotal	(390,208,174)	(249,210,966)
Net loans principal, interest and financing service fee receivables	3,124,165,303	3,627,974,099
Second Lien [Member]
Financing Receivable, Allowance for Credit Loss [Line Items]
Loans principal, interest and financing service fee receivables	5,898,343,889	5,174,035,226
Individually assessed	(28,511,175)	(44,821,768)
Collectively assessed	(557,131,502)	(313,932,764)
Subtotal	(585,642,677)	(358,754,532)
Net loans principal, interest and financing service fee receivables	¥ 5,312,701,212	¥ 4,815,280,694